FINANCIAL RISK MANAGEMENT - Exposure to Financial Counterparties by Rating Type (Details) € in Thousands	Dec. 31, 2022 EUR (€) counterparty	Dec. 31, 2021 EUR (€) counterparty
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of financial counterparties | counterparty	9	19
Exposure	€ 166,000	€ 185,000
Credit exposure threshold amount	€ 250	€ 250
Rated Aa or better
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of financial counterparties | counterparty	2	3
Exposure	€ 51,000	€ 54,000
Rated A
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of financial counterparties | counterparty	6	13
Exposure	€ 112,000	€ 98,000
Rated Baa
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of financial counterparties | counterparty	1	3
Exposure	€ 3,000	€ 33,000